SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 4) (Parent company)	Dec. 31, 2012
Parent company
Basis of Presentation
Percentage by which the restricted net assets of Parent's consolidated subsidiaries exceeds Parent's consolidated net assets	25.00%